General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
General and administrative expenses
Occupancy expenses	308	288	269	596	533
IT, machinery, etc.	372	343	333	715	660
Provisions and losses	13	69	42	82	89
Travel and entertainment	101	90	115	191	219
Professional services	473	435	541	908	1,026
Amortization and impairment of other intangible assets	7	14	8	21	15
Other	399	414	344	813	742
General and administrative expenses	1,673	1,653	1,652	3,326	3,284